Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		12.80%	6.10%	5.95%
Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class II
Average Annual Return, Percent		12.42%	5.83%	5.68%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%	13.86%	12.55%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%	13.86%	12.55%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Russell Midcap Growth Index†
Average Annual Return, Percent	[1]	22.10%	11.47%	11.54%
Russell 3000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Growth Index
Average Annual Return, Percent		32.46%	18.25%	16.22%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Russell Midcap Growth Index†
Average Annual Return, Percent	[2]	22.10%	11.47%	11.54%
Russell 3000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Growth Index
Average Annual Return, Percent		32.46%	18.25%	16.22%

[1]
†	Effective May 1, 2024, the Russell Midcap Growth Index replaced the Russell 3000 Growth Index as the Fund’s benchmark. The Fund’s subadviser believes the Russell Midcap Growth Index provides a better representation of the universe of securities in which the Fund invests.

[2]
†	Effective May 1, 2024, the Russell Midcap Growth Index replaced the Russell 3000 Growth Index as the Fund’s benchmark. The Fund’s subadviser believes the Russell Midcap Growth Index provides a better representation of the universe of securities in which the Fund invests.